Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 71 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
formerly Principal Variable Contracts Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306
(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
____ immediately upon filing pursuant to paragraph (b) of Rule 485
__XX_ on August 25, 2009, pursuant to paragraph (b) of Rule 485
____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
____ on (date) pursuant to paragraph (a)(1) of Rule 485
____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This registration statement incorporates by reference the prospectus (the “Prospectus”) and statement of additional information, each dated May 1, 2009, included in Post-Effective Amendment No. 69 to the registration statement on
Form N-1A (File No. 02-35570) filed on April 27, 2009 pursuant to paragraph (a) of Rule 485 (Accession No.
0000898745-09-000217). This registration statement also incorporates by reference the supplements to the
Prospectus dated and filed May 4, 2009 (Accession No. 0000898745-09-000253), May 21, 2009 (Accession No.
0000898745-09-000287), and June 19, 2009 (Accession No. 0000898745-09-000319), and Supplement to the
Statement of Additional Information dated and filed June 19, 2009 (Accession No. 0000898745-09-000319)
pursuant to Rule 497.

SUPPLEMENT DATED AUGUST 25, 2009
TO THE PROSPECTUS FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on May 4, 2009, May 21, 2009 and June 19, 2009)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT DESCRIPTIONS

MidCap Blend Account
The MidCap Blend Account, an existing series with Class 1 shares, will have Class 2 shares as of the date of this supplement. Add the following to the information presented for the MidCap Blend Account in the Account Descriptions
section:

Average Annual Total Returns (%)

For the periods ended December 31, 2008		Past 1 Year		Past 5 Years	Past 10 Years
MidCap Blend Account - Class 2 (1)		-34.13%		0.93%	4.57%
Russell Midcap Index (2)		-41.46		-0.71	3.18
Morningstar Mid-Cap Blend Category Average		-39.18		-1.89	2.92
(1)	The returns for Class 2 as of December 31, 2008, are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of
Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
Class 1 shares began operations on December 18, 1987.
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account
These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended December 31, 2009				Class 2
Management Fees				0.61%
Distribution and/or Service (12b-1) Fees				0.25
Other Expenses				0.01
Total Annual Account Operating Expenses				0.87%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares
	1	3	5	10
MidCap Blend Account - Class 2	$89	$278	$482	$1,073

SUPPLEMENT DATED AUGUST 25, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on June 19, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

FUND HISTORY

The MidCap Blend Account, an existing series with Class 1 shares, will have Class 2 shares as of the date of this supplement. On page 4, add an “X” to the Class 2 column on the MidCap Blend Account line.

PART C. OTHER INFORMATION
Item 23. Exhibits.
(a)	(1)	Amendment and Restatement of the Articles of Incorporation -- Filed as Ex-99.A on 10/24/00 (Accession
No. 0000012601-00-500016) and Filed as Ex-99.A on 04/27/06 (Accession No. 0000009713-06-000042)
	(2)	(a)	Articles of Amendment (Incorporated by reference from exhibit #1(b)to registration statement
No. 333-137812 filed on Form N-14 on 10/5/06) (Accession No. 0000012601-06-000026)
		(b)	Articles of Amendment effective May 17, 2008 Filed as Ex-99.A4 on 04/27/09 (Accession No.
0000898745-09-000217)
		(c)	Articles of Amendment dated 06/30/09*
	(3)	(a)	Articles Supplementary -- Filed as Ex-99.A.1 on 02/13/02 (Accession No. 0001126872-02-000002)
		(b)	Articles Supplementary dtd 12/15/03 -- Filed as Ex-99.A on 02/26/04 (Accession No. 0000870786-
04-000042)
		(c)	Articles Supplementary dtd 6/14/04 -- Filed as Ex-99.A on 08/27/04 (Accession No. 0001127048-
04-000101)
		(d)	Certificate of Correction of Articles Supplementary dtd 10/7/04 -- Filed as Ex-99.A on 02/24/05
(Accession No. 000087086-05-000028)
		(e)	Articles Supplementary dtd 12/13/04 -- Filed as Ex-99.A on 04/29/05 (Accession No. 0000870786-
05-000132)
		(f)	Articles Supplementary dtd 07/07/2006 (Incorporated by reference from exhibit #1(b)(6)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06) (Accession No.
0000012601-06-000026)
		(g)	Articles Supplementary dtd 06/19/09*
	(4)	Articles of Amendment effective May 17, 2008 Filed as Ex-99.A4 on 04/27/09 (Accession No.
0000898745-09-000217)
(b)	By-laws -- Filed as Ex-99.B on 12-31-03 (Accession No. 0000870786-03-000210)
(c)	These have been previously filed as noted in response to Items 23(a) and 23(b).
(d)	(1)	(a)	Management Agreement -- Filed as Ex-99.B5.A on 10/24/97 (Accession No. 0000915728-97-
000059)
		(b)	First Amendment to Management Agreement -- Filed as Ex-99.B5.A1 on 02/13/98 (Accession No.
0000012601-98-000001)
		(c)	Second Amendment to Management Agreement -- Filed as Ex-99.D.3 on 10/24/00 (Accession No.
0000012601-00-500016)
		(d)	Third Amendment to Management Agreement -- Filed as Ex-99.D.4 on 10/24/00 (Accession No.
0000012601-00-500016)
		(e)	Fourth Amendment to Management Agreement -- Filed as Ex-99.D on 12/31/03 (Accession No.
000087086-03-000210)
		(f)	Amended & Restated Management Agreement -- Filed as Ex-99.D on 12/31/03 (Accession No.
000087086-03-000210)
		(g)	Amended & Restated Management Agreement dtd 3/11/04 -- Filed as Ex-99.D on 06/15/04
(Accession No. 0000870786-04-000104)

	(h)	Amended & Restated Management Agreement dtd 6/14/04 -- Filed as Ex-99.D on 08/27/04
(Accession No. 0001127048-04-000101)

	(i)	Amended & Restated Management Agreement dtd 12/13/04 -- Filed as Ex-99.D on 02/24/05
(Accession No. 000087086-05-000028)

	(j)	Amended & Restated Management Agreement dtd 9/30/05 -- Filed as Ex-99.D on 04/27/06
(Accession No. 0000009713-06-000042)

	(k)	Amended & Restated Management Agreement dtd 1/4/07 -- Filed as Ex-99.D on 01/09/07
(Accession No. 0000898745-07-000006)

	(l)	Amended & Restated Management Agreement dtd 10/31/07 -- Filed as Ex-99.(D)(1)(L) on 04/25/08
(Accession No. 0000950137-08-006048)

	(m)	Amended & Restated Management Agreement dtd 9/9/08 -- Filed as Ex-99.D1M on 04/27/09
(Accession No. 0000898745-09-000217)

(2)	(a)	Investment Service Agreement -- Filed as Ex-99.B5.B on 10/24/97 (Accession No. 0000915728-97-
000059)

	(b)	Amended & Restated Investment Service Agreement dtd 4/1/04 -- Filed as Ex-99.D on 06/15/04
(Accession No. 0000870786-04-000104)

(3)	(a)	Bernstein Sub-Advisory Agreement -- Filed as Ex-99.D.19 on 04/29/02 (Accession No.
0000870786-02-000084)

	(b)	Amended & Restated Sub-Advisory Agreement — Bernstein dtd 7/1/04 -- Filed as Ex-99.D on
08/27/04 (Accession No. 0001127048-04-000101)

(4)	(a)	Brown Investment Advisory Incorporated Sub-Advisory Agreement dtd 07/01/09*

(5)	(a)	Columbus Circle Investors Sub-Advisory Agreement dtd 1/5/05 -- Filed as Ex-99.D on 04/29/05
(Accession No. 0000870786-05-000132)

	(b)	Amended & Restated Sub-Advisory Agreement — CCI dtd 9/12/05 -- Filed as Ex-99.D on 10/24/06
(Accession No. 000012601-06-000029)

	(c)	Amended & Restated Sub-Advisory Agreement — CCI dtd 12/15/06 -- Filed as Ex-99.D on 04/19/07
(Accession No. 0000898745-07-000045)

(6)	(a)	Edge Asset Management, Inc. Sub-Advisory Agreement dtd 1/4/07 -- Filed as Ex-99.D on 01/09/07
(Accession No. 0000898745-07-000006)

(7)	(a)	Emerald Sub-Advisory Agreement dtd 9/1/04 -- Filed as Ex-99.D on 02/24/05 (Accession No.
000087086-05-000028)

(8)	(a)	Essex Sub-Advisory Agreement dtd 6/30/06 -- Filed as Ex-99.D on 10/24/06 (Accession No.
000012601-06-000029)

(9)	(a)	JP Morgan Sub-Advisory Agreement -- Filed as Ex-99.B5.H on 04/17/98 (Accession No.
0000012601-98-000009)

	(b)	Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 7/2/03 -- Filed as Ex-99.D on
02/24/05 (Accession No. 000087086-05-000028)

	(c)	Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 1/5/05 -- Filed as Ex-99.D on
02/24/05 (Accession No. 000087086-05-000028)

(10)	(a)	Jacobs Levy Sub-Advisory Agreement dtd 6/15/06 -- Filed as Ex-99.D on 10/24/06 (Accession No.
000012601-06-000029)

(11)	(a)	Dreyfus Corp. Sub-Advisory Agreement -- Filed as Ex-99.B5.F on 04/17/98 (Accession No.
0000012601-98-000009)

	(b)	Amended & Restated Sub-Adv. — Dreyfus dtd 11/25/03 Filed as Ex-99.D on 02/26/04 (Accession
No. 0000870786-04-000042)

	(c)	Amended & Restated Sub-Advisory Agreement — The Dreyfus Group dtd 7/1/04 Filed as Ex-99.D
on 02/24/05 (Accession No. 000087086-05-000028)

	(d)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 12/22/04 Filed as Ex-99.D on
02/24/05 (Accession No. 000087086-05-000028)

	(e)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 08/08/2005 Filed as Ex-99.D57
on 04/27/06 (Accession No. 0000009713-06-000042)

	(f)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 01/01/08 Filed as Ex-99.(5)(F)
on 02/29/08 (Accession No. 0000950137-08-003049)

(12)	(a)	Morgan Stanley Asset Mgmt. Sub-Advisory Agreement Filed as Ex-99.B5.D on 10/24/97 (Accession
No. 0000915728-97-000059)

	(b)	Amended & Restated Sub-Advisory Agreement — MSAM dtd 6/30/04 Filed as Ex-99.D on 08/27/04
(Accession No. 0001127048-04-000101)

	(c)	Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 11/25/03 -- Filed as Ex-99.D
on 02/24/05 (Accession No. 000087086-05-000028)

	(d)	Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 8/23/04 -- Filed as Ex-99.D
on 02/24/05 (Accession No. 000087086-05-000028)

(13)	(a)	Invista Sub-Advisory Agreement -- Filed as Ex-99.B5.C on 10/24/97 (Accession No. 0000915728-
97-000059)

	(b)	First Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.B5.A1 on 02/13/98 (Accession No.
0000012601-98-000001)

	(c)	Second Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.D.8 on 10/24/00 (Accession No.
0000012601-00-500016)

	(d)	Third Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.D.9 on 10/24/00 (Accession No.
0000012601-00-500016)

	(e)	6th Amdt. to Sub-Adv. Agreement w/Invista -- -- Filed as Ex-99.D.21 on 04/29/02 (Accession No.
0000870786-02-000084)

	(f)	Amended & Restated Sub-Adv — PGI dtd 4/1/04 -- Filed as Ex-99.D on 06/15/04 (Accession No.
0000870786-04-000104)

	(g)	Amended & Restated Sub-Advisory Agreement — PGI dtd 6/30/04 Filed as Ex-99.D on 08/27/04
(Accession No. 0001127048-04-000101)

	(h)	Amended & Restated Sub-Advisory Agreement — PGI dtd 3/11/03 -- Filed as Ex-99.D on 02/24/05
(Accession No. 000087086-05-000028)

	(i)	Amended & Restated Sub-Advisory Agreement — PGI dtd 12/13/04 -- Filed as Ex-99.D on 02/24/05
(Accession No. 000087086-05-000028)

	(j)	Amended & Restated Sub-Advisory Agreement — PGI dtd 07/01/2005 -- Filed as Ex-99.D58 on
04/27/06 (Accession No. 0000009713-06-000042)

	(k)	Amended & Restated Sub-Advisory Agreement — PGI dtd 09/12/2005 -- Filed as Ex-99.D59 on
04/27/06 (Accession No. 0000009713-06-000042)

(14)	(a)	PREI Sub-Advisory Agreement dtd 07/01/2005 -- Filed as Ex-99.D60 on 04/27/06 (Accession No.
0000009713-06-000042)

	(b)	PREI Sub-Sub-Advisory Agreement dtd 07/01/2005 -- Filed as Ex-99.D63 on 04/27/06 (Accession
No. 0000009713-06-000042)

(c) Amended & Restated Sub-Advisory Agreement — PREI dtd 09/12/2005 -- Filed as Ex-99.D61 on
04/27/06 (Accession No. 0000009713-06-000042)
(d) Amended & Restated Sub-Advisory Agreement — PREI dtd 1/1/06 -- Filed as Ex-99.D on 10/24/06
(Accession No. 000012601-06-000029)
	(15)	(a) Spectrum Sub-Sub-Advisory Agreement dtd 07/01/2005 Filed as Ex-99.D64 on 04/27/06 (Accession
No. 0000009713-06-000042)
	(16)	(a) T. Rowe PriceSub-Advisory Agreement dtd 3/8/04 -- Filed as Ex-99.D on 06/15/04 (Accession No.
0000870786-04-000104)
(b) Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/24/04 -- Filed as Ex-99.D on
08/27/04 (Accession No. 0001127048-04-000101)
(c) Amended & Restated Sub-Advisory Agreement - TRowe Price dtd 8/01/2005 -- Filed as Ex-99.D56
on 04/27/06 (Accession No. 0000009713-06-000042)
(d) Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/1/06 -- Filed as Ex-99.D on
10/24/06 (Accession No. 000012601-06-000029)
(e) Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 9/15/06 -- Filed as Ex-99.D on
10/24/06 (Accession No. 000012601-06-000029)
	(17)	(a) Westwood Sub-Advisory Agreement dtd 07/15/08 -- Filed as Ex-99.D19A on 04/27/09 (Accession
No. 0000898745-09-000217)
(e)	Distribution Agreement -- Filed as Ex-99.E on 10/24/00 (Accession No. 0000012601-00-500016)
	(1)	Amended & Restated Distribution Agreement dtd 6/14/04 -- Filed as Ex-99.E on 08/27/04 (Accession No.
0001127048-04-000101)
	(2)	Distribution Agreement dtd 1/12/07 -- Filed as Ex-99.(E)(2) on 02/29/08 (Accession No. 0000950137-08-
003049)
(f)	N/A
(g)	Custodian Agreement
	(1)	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.(G)(1) on 04/25/08
(Accession No. 0000950137-08-006048)
(h)	(1)	Agreement and Plan of Reorganization and Liquidation -- Filed as Ex-99.B9 on 10/24/97 (Accession No.
0000915728-97-000059)
	(2)	Transfer Agency Agreement dated 9/9/08 -- Filed as Ex-99.H2 on 04/27/09 (Accession No. 0000898745-
09-000217)
	(3)	Capital Support Agreement dated 9/22/08 -- Filed as Ex-99.H3 on 04/27/09 (Accession No. 0000898745-
09-000217)
	(4)	Contractual Fee Waiver Agreement dated 4/29/08 -- Filed as Ex-99.H4 on 04/27/09 (Accession No.
0000898745-09-000217)
(i)	Legal Opinion -- Filed as Ex-99.I on 10/24/00 (Accession No. 0000012601-00-500016)
(j)	(1)	Consent of Independent Auditors *
	(2)	Rule 485(b) opinion*
	(3)	Powers of Attorney -- Filed as Ex-99.(J)(3) on 04/25/08 (Accession No. 0000950137-08-006048)
(k)	Omitted Financial Statements N/A

(l)	Initial Capital Agreements
	(1-11)	Initial Capital Agreements 1987 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-
500015)
	(12-19)	Initial Capital Agreements 1998 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-
500015)
	(20-23)	Initial Capital Agreements 1999 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-
500015)
	(24-26)	Initial Capital Agreements 2000 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-
500015)
	(27)	Initial Capital Agreements 5/1/2003 -- Filed as Ex-99.L on 02/26/04 (Accession No. 0000870786-04-
000042)
	(28)	Initial Capital Agreements 8/30/2004 -- Filed as Ex-99.L on 02/24/05 (Accession No. 000087086-05-
000028)
	(29)	Initial Capital Agreement 1/5/07 -- Filed as Ex-99.(L)(29) on 02/29/08 (Accession No. 0000950137-08-
003049)
(m)	Rule 12b-1 Plan
	(1)	Class 2 Plan -- Filed as Ex-99.M (1) on 06/26/09 (Accession No. 0000898745-09-000330)
(n)	Rule 18f-3 Plan –Filed as Ex-99.N on 06/26/09 (Accession No. 0000898745-09-000330)
(o)	Reserved
(p)	Codes of Ethics
	(1)	AllianceBernstein Code of Ethics -- Filed as Ex-99.(P)(1) on 02/29/08 (Accession No. 0000950137-08-
003049); Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)
	(2)	Brown Investment Advisory Incorporated Code of Ethics *
	(3)	Columbus Circle Investors Code of Ethics -- Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-
000029); Filed as Ex-99.P22 on 04/27/06 (Accession No. 0000009713-06-000042)
	(4)	Edge Asset Management Code of Ethics -- Filed as Ex-99.(P)(4) on 02/29/08 (Accession No.
0000950137-08-003049)
	(5)	Emerald Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)
	(6)	Essex Code of Ethics -- Filed as Ex-99.(P)(6) on 02/29/08 (Accession No. 0000950137-08-003049)
	(7)	JP Morgan Code of Ethics -- Filed as Ex-99.(P)(7) on 02/29/08 (Accession No. 0000950137-08-003049);
Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)
	(8)	Jacobs Levy Code of Ethics -- Filed as Ex-99.(P)(8) on 02/29/08 (Accession No. 0000950137-08-003049)
	(9)	Mellon Code of Ethics -- Filed as Ex-99.P on 04/19/07 (Accession No. 0000898745-07-000045)*
	(10)	Morgan Stanley Investment Management Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No.
000087086-05-000028); Filed as Ex-99.P on 10/24/06 (Accession No. 000012601-06-000029); Filed as
Ex-99.P on 04/19/07 (Accession No. 0000898745-07-000045)
	(11)	Principal Global Investors/Principal Real Estate Investors Code of Ethics -- Filed as Ex-99.P on 04/19/07
(Accession No. 0000898745-07-000045)
	(12)	Principal Fund Entities Code of Ethics (Principal Investors Fund, Principal Variable Contracts Fund,
Principal Management Corporation Principal Financial Advisors, Princor Financial Services Corporation,
Principal Funds Distributor) Filed as Ex-99.P13 on 04/27/09 (Accession No. 0000898745-09-000217)*

(13)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P on 12/31/03 (Accession No.
000087086-03-000210)

(14)	Spectrum Code of Ethics -- Filed as Ex-99.(P)(15) on 02/29/08 (Accession No. 0000950137-08-003049)

(15)	T. Rowe Price Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)

(16)	Westwood Code of Ethics -- Filed as Ex-99.P18 on 04/27/09 (Accession No. 0000898745-09-000217)

*	Filed herein.
**	To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 25. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1. Was committed in bad faith; or
2. Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and
Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's
Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the
Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities
Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the
Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc. ("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Michael C. Anagnost	Principal Life	Director - IT
Vice President-	Insurance Company(1)
Chief Technology Officer

John E. Aschenbrenner	Principal Life	President, Insurance &
Director	Insurance Company (1)	Financial Services

Patricia A. Barry	Principal Life	Counsel
Assistant Corporate Secretary	Insurance Company (1)

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer, Director

Tracy W. Bollin	Principal Funds Distributor, Inc. (2)	Financial Controller
Financial Controller	and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Head of Investment Manager Research
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Chief Vice President -
Senior Vice President -	Insurance Company (1)	Investment Officer
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President – IT
Senior Vice President –	Insurance Company (1)
Chief Information Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

Jennifer A. Mills	Principal Life	Attorney
Counsel	Insurance Company

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Head of Business Development
Senior Vice President	Financial Services
Corporation(1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Director
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch	Principal Life	Director
Vice President -	Insurance Company (1)	Investment Services
Investment Services

*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street Des Moines, IA 50309
(2)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762

Item 27.

Principal Underwriters

(a)	Principal Funds Distributor, Inc. ("PFD") act as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Lindsay L. Amadeo	Director - Marketing	None
The Principal	Communications
Financial Group(1)

Michael C. Anagnost	Vice President -	None
The Principal	Chief Technology Officer
Financial Group(1)

Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (1)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Director	Senior Vice President
The Principal	Senior Vice President and
Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None

The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

Cary Fuchs	President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Daniel J. Houston	Director	None
The Principal
Financial Group(1)

Jennifer A. Mills	Counsel	None
The Principal
Financial Group (1)

Timothy J. Minard	Director	None
The Principal
Financial Group(1)

Kevin J. Morris	Director - Marketing	None
Principal Funds
Distributor, Inc.(1)

David L. Reichart	Senior Vice	None
The Principal	President/Distribution
Financial Group(1)

Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Mark A. Stark	Vice President – Investor Services	None
The Principal
Financial Group(1)

	(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c) N/A.

Item 28. Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29. Management Services
N/A.

Item 30. Undertakings
N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 20th day of August, 2009.

Principal Variable Contracts Funds, Inc.

(Registrant)

/s/ R. C. Eucher ______________________________________ R. C. Eucher Chairman of the Board and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	August 20, 2009
R. C. Eucher	and Chief Executive Officer
(Principal Executive Officer)

/s/ L. A. Rasmussen
	Vice President, Controller	August 20, 2009
L. A. Rasmussen	and Chief Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President and Director	August 20, 2009
N. M. Everett

/s/ M. J. Beer
	Executive Vice President	August 20, 2009
M. J. Beer

(E. Ballantine)*
	Director	August 20, 2009
E. Ballantine

(K. Blake)*
	Director	August 20, 2009
K. Blake

(C. Damos)*
	Director	August 20, 2009
C. Damos

(R. W. Gilbert)*
	Director	August 20, 2009
R. W. Gilbert

(M. A. Grimmett)*
	Director	August 20, 2009
M. A. Grimmett

(F. S. Hirsch)*
	Director	August 20, 2009
F. S. Hirsch

(W. C. Kimball)*
	Director	August 20, 2009
W. C. Kimball

(B. A. Lukavsky)*
	Director	August 20, 2009
B. A. Lukavsky

(W. G. Papesh)*
	Director	August 20, 2009
W. G. Papesh

(D. Pavelich)*
	Director	August 20, 2009
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on April 25, 2008